INVESTMENTS AT FAIR VALUE (Tables)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
INVESTMENTS AT FAIR VALUE
Schedule of investments at fair value

	As of December 31,
	2021	2020
Investments in YouGo World	$28,698	$28,698
Other investments	371	378
Total	$29,069	$29,076

	As of December 31,
	2020	2019
Investments in YouGo World	$28,698	$28,155
Other investments	378	371
Total	$29,076	$28,526